INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$ 146,185,323		$ 184,987,233
Acquisition costs of operating limited partnerships	4,651,380		6,519,915
Cumulative distributions from operating limited partnerships	(1,074,481)		(1,524,276)
Cumulative impairment loss in investments in operating limited partnerships	(81,941,888)		(101,705,964)
Cumulative losses from operating limited partnerships	(67,820,334)		(88,276,908)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(609,380)		(752,340)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(760,560)		(1,014,542)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	104,638		110,689
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(45,199,768)		(54,135,331)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	262,332		298,325
Cumulative impairment loss in investments in operating limited partnerships	81,941,888		101,705,964
Other	(1,947,086)		(1,537,638)
Equity per operating limited partnerships' combined financial statements	33,792,064	$ 33,792,064	44,675,127	$ 44,675,127
Series Twenty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		801,709
Acquisition costs of operating limited partnerships	0		113,727
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(337,192)
Cumulative losses from operating limited partnerships	0		(578,244)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		144
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(346,427)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		337,192
Other	0		(3,038)
Equity per operating limited partnerships' combined financial statements	0	0	(12,129)	(12,129)
Series Twenty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		755,045
Acquisition costs of operating limited partnerships	0		78,016
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(325,787)
Cumulative losses from operating limited partnerships	0		(507,274)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(39,009)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		7,927
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(917,196)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		325,787
Other	0		1,126
Equity per operating limited partnerships' combined financial statements	0	0	(621,365)	(621,365)
Series Twenty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		652,559
Acquisition costs of operating limited partnerships	0		101,606
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		(554,366)
Cumulative losses from operating limited partnerships	0		(199,799)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(62,597)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		(5,691)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(278,856)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		34,901
Cumulative impairment loss in investments in operating limited partnerships	0		554,366
Other	0		(4,235)
Equity per operating limited partnerships' combined financial statements	0	0	237,888	237,888
Series Twenty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,416,941		2,609,877
Acquisition costs of operating limited partnerships	239,583		270,834
Cumulative distributions from operating limited partnerships	(21,752)		(21,752)
Cumulative impairment loss in investments in operating limited partnerships	(857,258)		(1,018,072)
Cumulative losses from operating limited partnerships	(1,777,514)		(1,840,887)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(30,158)		(30,158)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(91,548)		(91,548)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	4,116		5,141
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(2,415,659)		(2,244,208)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	6,688		6,688
Cumulative impairment loss in investments in operating limited partnerships	857,258		1,018,072
Other	125,165		125,715
Equity per operating limited partnerships' combined financial statements	(1,544,138)	(1,544,138)	(1,210,298)	(1,210,298)
Series Twenty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Twenty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,670,103		3,935,123
Acquisition costs of operating limited partnerships	556,330		594,449
Cumulative distributions from operating limited partnerships	(11,745)		(11,745)
Cumulative impairment loss in investments in operating limited partnerships	(902,540)		(902,540)
Cumulative losses from operating limited partnerships	(3,312,148)		(3,615,287)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(51,000)		(51,000)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(38,119)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	31,937		28,901
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,012,484)		(3,965,540)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	171,816		171,816
Cumulative impairment loss in investments in operating limited partnerships	902,540		902,540
Other	(105,030)		(88,729)
Equity per operating limited partnerships' combined financial statements	(3,062,221)	(3,062,221)	(3,040,131)	(3,040,131)
Series Twenty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	3,133,255		3,133,255
Acquisition costs of operating limited partnerships	387,469		387,469
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(2,666,917)		(2,626,423)
Cumulative losses from operating limited partnerships	(853,807)		(894,301)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(222,527)		(222,527)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,072,904)		(925,221)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,666,917		2,626,423
Other	(118,175)		(105,509)
Equity per operating limited partnerships' combined financial statements	1,253,311	1,253,311	1,373,166	1,373,166
Series Twenty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,481,992		2,736,848
Acquisition costs of operating limited partnerships	352,236		388,894
Cumulative distributions from operating limited partnerships	(4,484)		(5,079)
Cumulative impairment loss in investments in operating limited partnerships	(997,758)		(973,150)
Cumulative losses from operating limited partnerships	(1,831,986)		(2,147,513)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(12,030)		(12,030)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(25,532)		(62,189)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	36,821		33,990
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,853,366)		(2,012,890)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	997,758		973,150
Other	(48,259)		(47,411)
Equity per operating limited partnerships' combined financial statements	(904,608)	(904,608)	(1,127,380)	(1,127,380)
Series Twenty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,959,240		6,015,021
Acquisition costs of operating limited partnerships	426,353		869,863
Cumulative distributions from operating limited partnerships	(11,855)		(14,324)
Cumulative impairment loss in investments in operating limited partnerships	(1,417,478)		(2,645,150)
Cumulative losses from operating limited partnerships	(1,956,260)		(4,225,410)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(132,403)		(132,403)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	39,537		39,537
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,837,749)		(2,943,963)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	(316)		(316)
Cumulative impairment loss in investments in operating limited partnerships	1,417,478		2,645,150
Other	169		(33,985)
Equity per operating limited partnerships' combined financial statements	(513,284)	(513,284)	(425,980)	(425,980)
Series Thirty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		3,419,639
Acquisition costs of operating limited partnerships	0		370,248
Cumulative distributions from operating limited partnerships	0		(22,837)
Cumulative impairment loss in investments in operating limited partnerships	0		(1,571,164)
Cumulative losses from operating limited partnerships	0		(2,195,886)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		(71,585)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,447,713)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		1,092
Cumulative impairment loss in investments in operating limited partnerships	0		1,571,164
Other	0		(12,117)
Equity per operating limited partnerships' combined financial statements	0	0	40,841	40,841
Series Thirty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,843,378		5,325,826
Acquisition costs of operating limited partnerships	386,917		744,060
Cumulative distributions from operating limited partnerships	(6,871)		(29,962)
Cumulative impairment loss in investments in operating limited partnerships	(2,625,111)		(3,106,050)
Cumulative losses from operating limited partnerships	(598,313)		(2,933,874)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(25,010)		(47,462)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(77,600)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	(7,773)		740
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(816,376)		(3,336,809)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,625,111		3,106,050
Other	1,787		(44,918)
Equity per operating limited partnerships' combined financial statements	1,777,739	1,777,739	(399,999)	(399,999)
Series Thirty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	10,516,985		12,481,943
Acquisition costs of operating limited partnerships	1,107,392		1,405,649
Cumulative distributions from operating limited partnerships	(36,114)		(44,114)
Cumulative impairment loss in investments in operating limited partnerships	(6,697,793)		(8,016,312)
Cumulative losses from operating limited partnerships	(4,890,470)		(5,827,166)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(160,172)		(160,172)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,414,204)		(3,691,664)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	29,991		29,991
Cumulative impairment loss in investments in operating limited partnerships	6,697,793		8,016,312
Other	(150,275)		225,300
Equity per operating limited partnerships' combined financial statements	3,003,133	3,003,133	4,419,767	4,419,767
Series Thirty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,465,137		6,465,137
Acquisition costs of operating limited partnerships	783,763		783,763
Cumulative distributions from operating limited partnerships	(3,170)		(3,170)
Cumulative impairment loss in investments in operating limited partnerships	(5,303,778)		(5,228,587)
Cumulative losses from operating limited partnerships	(1,941,952)		(2,017,143)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(81,443)		(81,443)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,539,871)		(1,423,036)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	5,303,778		5,228,587
Other	(20,877)		(18,341)
Equity per operating limited partnerships' combined financial statements	3,661,587	3,661,587	3,705,767	3,705,767
Series Thirty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	6,257,458		6,257,458
Acquisition costs of operating limited partnerships	411,337		411,337
Cumulative distributions from operating limited partnerships	(20,308)		(20,308)
Cumulative impairment loss in investments in operating limited partnerships	(3,951,725)		(3,951,725)
Cumulative losses from operating limited partnerships	(2,696,762)		(2,696,762)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)		(288,550)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,645,561)		(1,445,856)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	3,951,725		3,951,725
Other	(149,197)		(143,671)
Equity per operating limited partnerships' combined financial statements	1,868,417	1,868,417	2,073,648	2,073,648
Series Thirty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,705,747		2,705,747
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	(655,940)		(754,520)
Cumulative losses from operating limited partnerships	(2,049,807)		(1,951,227)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,935,719)		(2,119,964)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	3,300		3,300
Cumulative impairment loss in investments in operating limited partnerships	655,940		754,520
Other	(2,891)		5
Equity per operating limited partnerships' combined financial statements	(1,279,370)	(1,279,370)	(1,362,139)	(1,362,139)
Series Thirty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	2,846,605		4,276,900
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(14,805)		(27,291)
Cumulative impairment loss in investments in operating limited partnerships	(1,706,605)		(2,406,542)
Cumulative losses from operating limited partnerships	(1,125,195)		(1,843,067)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(846,991)		(1,076,427)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	1,706,605		2,406,542
Other	(20,867)		(37,008)
Equity per operating limited partnerships' combined financial statements	838,747	838,747	1,293,107	1,293,107
Series Thirty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		6,003,938
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		(65,908)
Cumulative impairment loss in investments in operating limited partnerships	0		(3,023,930)
Cumulative losses from operating limited partnerships	0		(2,914,100)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		(1,295,610)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		3,023,930
Other	0		(65,834)
Equity per operating limited partnerships' combined financial statements	0	0	1,662,486	1,662,486
Series Thirty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	9,512,801		9,815,140
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(355,859)		(359,635)
Cumulative impairment loss in investments in operating limited partnerships	(7,290,483)		(7,249,126)
Cumulative losses from operating limited partnerships	(1,866,459)		(2,206,379)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(734,179)		(890,820)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	7,290,483		7,249,126
Other	(353,737)		(269,977)
Equity per operating limited partnerships' combined financial statements	6,202,567	6,202,567	6,088,329	6,088,329
Series Thirty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Forty [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	8,276,597		10,870,415
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(22,466)		(22,466)
Cumulative impairment loss in investments in operating limited partnerships	(4,105,952)		(5,308,127)
Cumulative losses from operating limited partnerships	(4,148,179)		(5,539,822)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		(16,841)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,773,589)		(2,760,624)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	22,950		22,950
Cumulative impairment loss in investments in operating limited partnerships	4,105,952		5,308,127
Other	(70,989)		(74,329)
Equity per operating limited partnerships' combined financial statements	2,284,324	2,284,324	2,479,283	2,479,283
Series Forty One [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	7,305,274		9,423,231
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(28,546)		(28,546)
Cumulative impairment loss in investments in operating limited partnerships	(2,478,374)		(3,548,252)
Cumulative losses from operating limited partnerships	(4,798,354)		(5,846,433)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(33,807)		(33,807)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,144,452)		(3,298,857)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,478,374		3,548,252
Other	(423,567)		(386,974)
Equity per operating limited partnerships' combined financial statements	(1,123,452)	(1,123,452)	(171,386)	(171,386)
Series Forty Two [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	7,042,411		9,955,057
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(5,147)		(13,231)
Cumulative impairment loss in investments in operating limited partnerships	(2,387,845)		(4,092,870)
Cumulative losses from operating limited partnerships	(4,649,419)		(5,848,956)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(76,678)		(76,678)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,905,092)		(3,931,656)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	2,387,845		4,092,870
Other	(61,319)		(45,152)
Equity per operating limited partnerships' combined financial statements	(1,655,244)	(1,655,244)	39,384	39,384
Series Forty Three [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	12,608,955		18,263,440
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(66,852)		(264,057)
Cumulative impairment loss in investments in operating limited partnerships	(6,096,126)		(8,893,106)
Cumulative losses from operating limited partnerships	(6,445,977)		(9,106,277)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(2,268)		(34,350)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,814,507)		(4,470,306)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	6,096,126		8,893,106
Other	(55,696)		(91,726)
Equity per operating limited partnerships' combined financial statements	2,223,655	2,223,655	4,296,724	4,296,724
Series Forty Four [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	13,739,925		13,739,925
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(49,115)		(49,115)
Cumulative impairment loss in investments in operating limited partnerships	(5,623,448)		(5,557,696)
Cumulative losses from operating limited partnerships	(8,067,362)		(8,133,114)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	0		0
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,594,041)		(4,653,305)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	5,623,448		5,557,696
Other	(145,242)		(119,646)
Equity per operating limited partnerships' combined financial statements	884,165	884,165	784,745	784,745
Series Forty Five [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	21,457,926		25,399,407
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(215,013)		(320,357)
Cumulative impairment loss in investments in operating limited partnerships	(13,081,629)		(16,583,879)
Cumulative losses from operating limited partnerships	(8,161,284)		(8,495,171)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(129,725)		(129,725)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,895,594)		(3,073,662)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	23,309		23,309
Cumulative impairment loss in investments in operating limited partnerships	13,081,629		16,583,879
Other	(229,428)		(219,562)
Equity per operating limited partnerships' combined financial statements	8,850,191	8,850,191	13,184,239	13,184,239
Series Forty Six [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	19,944,593		19,944,593
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(200,379)		(200,379)
Cumulative impairment loss in investments in operating limited partnerships	(13,095,128)		(13,031,398)
Cumulative losses from operating limited partnerships	(6,649,086)		(6,712,816)
Investments in operating limited partnerships per balance sheet	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2019 which have not been included in the partnership's capital account included in the operating limited partnerships' financial statements as of December 31, 2018 (see note A).	(7,089)		(7,089)
The Fund has recorded acquisition costs at March 31, 2019 which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,947,430)		(1,584,721)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	4,594		4,594
Cumulative impairment loss in investments in operating limited partnerships	13,095,128		13,031,398
Other	(118,658)		(77,622)
Equity per operating limited partnerships' combined financial statements	$ 11,026,545	$ 11,026,545	$ 11,366,560	$ 11,366,560